Related Parties Related Parties	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Parties
Related Parties
The Company remits payment for expenses on behalf of the private equity funds and is reimbursed accordingly. For the years ended December 31, 2016, 2015 and 2014, the Company disbursed $658, $1,795 and $1,282, respectively, on behalf of these entities.
Investment Management Revenue includes income from related parties earned from the Company's private equity funds for portfolio company fees, management fees, expense reimbursements and realized and unrealized gains and losses of private equity fund investments. Total Investment Management revenues from related parties amounted to $10,170, $8,876 and $10,302 for the years ended December 31, 2016, 2015 and 2014, respectively.
Investment Banking Revenue includes advisory fees earned from clients that have a Senior Managing Director as a member of their Board of Directors of $13,312 and $1,251 for the years ended December 31, 2016 and 2014, respectively.
Other Assets on the Consolidated Statements of Financial Condition includes the long-term portion of loans receivable from certain employees of $17,862 and $6,967 as of December 31, 2016 and 2015, respectively.
The Company had $16,550 and $22,550 in subordinated borrowings, principally with an executive officer of the Company, as of December 31, 2016 and 2015, respectively. In February 2017, the Company repaid $6,000 of the original borrowings. See Note 12 for further information.
Receivable from Employees and Related Parties on the Consolidated Statements of Financial Condition consisted of the following at December 31, 2016 and 2015:

	December 31,
	2016	2015
Advances to Employees	$14,418	$17,344
Personal Expenses Paid on Behalf of Employees and Related Parties	371	144
Receivable from Affiliates	—	1,266
Reimbursable Expenses Due From Portfolio Companies of the Company's Private Equity Funds	—	213
Reimbursable Expenses Relating to the Private Equity Funds	245	2,222
Receivable from Employees and Related Parties	$15,034	$21,189

Payable to Employees and Related Parties on the Consolidated Statements of Financial Condition consisted of the following at December 31, 2016 and 2015:

	December 31,
	2016	2015
Board of Director Fees	$300	$200
Amounts Due to U.K. Members	14,865	16,554
Amounts Due Pursuant to Tax Receivable Agreements (a)	12,201	11,638
Payable to Employees and Related Parties	$27,366	$28,392

(a)
Relates to the current portion of the Member exchange of Class A LP Units for Class A Shares. The long-term portion of $174,109 and $186,036 is disclosed in Amounts Due Pursuant to Tax Receivable Agreements on the Consolidated Statements of Financial Condition at December 31, 2016 and 2015, respectively.